INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income Tax (Expenses)/Benefits	Income tax expenses are as follows:
	For the years ended December 31,
	2016	2017	2018

Income tax expenses:
Current	$50	$633	$150
Deferred	4,433	-
	$4,483	$663	$150

Schedule of Deferred Income Tax Assets and Liabilities
The principal components of the Group's deferred income tax assets and liabilities are as follows:

	As of December 31,
	2017	2018
Deferred tax assets:
Allowance for doubtful accounts	$12,270	$14,173
Amortization of intangible assets	1,163	232
Net operating loss carry forwards	51,769	69,835
Excess marketing and advertising expense (15%)	-	12
Share transfer gain according to Tax Law	-	(1,934)
Unrealized exchange gains	-	(378)
Total deferred tax assets	65,202	81,940

Valuation allowance	(65,202)	(81,940)

Total deferred tax assets, net	$-	$-

Schedule of Effective Income Tax Rate Reconciliation
Reconciliation between the provision for income taxes computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2016	2017	2018

Net loss before provision for income taxes	$(84,759)	$(178,548)	$(93,269)
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	(21,190)	(44,637)	(23,317)

Expenses not deductible for tax purpose
Entertainment expenses exceeded the tax limit	158	91	132
Tax effect of impairment loss on property and equipment and intangible assets	-	12,539	302
Tax effect of other permanent differences	1,688	2,482	4,900
Changes in valuation allowance	22,200	28,815	16,738
Effect of preferential tax rates granted to PRC entities	642	670	689
Effect of income tax rate difference in other jurisdictions	984	673	706

Income tax expenses	$4,482	$633	$150

Effective tax rates	(5.3)%	(0.4)%	(0.2)%